Share Capital and Additional Paid in Capital Authorized - Summary of Warrant Activity (Details) - $ / shares			3 Months Ended	12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of Share Purchase Warrants Outstanding, Beginning balance			22,518,894	22,518,894	19,633,911
Number of Share Purchase Warrants, Issued	142,874	10,000,000			10,142,874
Number of Share Purchase Warrants, Exercised					(2,727,083)
Number of Share Purchase Warrants, Expired			(4,838,707)	(4,786,130)	(4,530,808)
Number of Share Purchase Warrants Outstanding, Ending balance			17,680,187	17,732,764	22,518,894
Weighted Average Exercise Price Outstanding, Beginning balance			$ 1.35	$ 1.35	$ 1.18
Weighted Average Exercise Price, Issued					1
Weighted Average Exercise Price, Exercised					0.48
Weighted Average Exercise Price, Expired			1.24	1.24	0.99
Weighted Average Exercise Price Outstanding, Ending balance	$ 1	$ 1	$ 1.21	$ 1.21	$ 1.35